Product revenues, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Sales adjustment, beginning balance	$ 730	$ 0
GTN Sales Adjustment, Provision	752
GTN Sales Adjustment, Credits And Payments	(22)
Sales adjustment, ending balance	730
Accounts receivable, net	533
Other current liabilities	$ 197